JPMorgan US Large Cap Core Plus Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.53%	13.63%	14.25%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.97%	14.28%	14.41%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.83%	15.14%	15.15%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.04%	11.53%	11.26%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.34%	11.17%	11.20%